Issued Debt Instruments and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Issued Debt Instruments and Other Financial Liabilities Table [Abstract]
Schedule of composition of issued debt instruments and other financial liabilities
	As of December 31,
	2021	2020
	MCh$	MCh$

Other financial liabilities
Obligations to public sector	-	-
Other domestic obligations	182,737	175,344
Foreign obligations	170	8,974
Subtotals	182,907	184,318
Issued debt instruments
Mortgage finance bonds	7,479	12,314
Senior bonds	6,846,834	6,749,989
Mortgage bond	81,110	84,335
Subordinated bonds	1,461,637	1,357,539
Subtotals	8,397,060	8,204,177
Total	8,579,967	8,388,495

Schedule of debts classified
	As of December 31, 2021
	Current MCh$	Non-current MCh$	Total MCh$

Mortgage finance bonds	3,946	3,533	7,479
Senior bonds	1,158,301	5,688,533	6,846,834
Mortgage bond	6,041	75,069	81,110
Subordinated bonds	-	1,461,637	1,461,637
Issued debt instruments	1,168,288	7,228,772	8,397,060

Other financial liabilities	182,646	261	182,907

Total	1,350,934	7,229,033	8,579,967

	As of December 31, 2020
	Current	Non-current	Total
	MCh$	MCh$	MCh$

Mortgage finance bonds	4,982	7,332	12,314
Senior bonds	1,124,558	5,625,431	6,749,989
Mortgage bond	5,465	78,870	84,335
Subordinated bonds	-	1,357,539	1,357,539
Issued debt instruments	1,135,005	7,069,172	8,204,177

Other financial liabilities	184,028	290	184,318

Total	1,319,033	7,069,462	8,388,495

Schedule of mortgage finance bonds
	As of December 31,
	2021	2020
	MCh$	MCh$
Due within 1 year	3,946	4,982
Due after 1 year but within 2 years	2,395	3,816
Due after 2 year but within 3 years	980	2,375
Due after 3 year but within 4 years	158	979
Due after 4 year but within 5 years	-	162
Due after 5 years	-	-
Total mortgage bonds	7,479	12,314

Schedule of senior bonds by currency
	As of December 31,
	2021	2020
	MCh$	MCh$
Santander bonds in UF	3,144,544	4,017,708
Santander bonds in USD	1,976,909	1,263,714
Santander bonds in CHF	850,924	466,738
Santander bonds in Ch$	311,060	639,489
Santander bonds in AUD	143,030	125,781
Current bonds in JPY	234,667	68,093
Santander bonds in EUR	185,700	168,466
Total senior bonds	6,846,834	6,749,989

Schedule of placement of senior bonds
Series	Currency	Amount	Term	Issuance rate	Series approval date	Series maximum amount	Maturity date
W1	UF	4,000,000	5 and 3 months	1.55% annual	02-04-2018	6,000,000	06-01-2025
Total	UF	4,000,000				6,000,000
US Bonds	USD	50,000,000	2 and 10 years	0.71% annual	02-25-2021	50,000,000	12-28-2023
US Bonds	USD	100,000,000	2 and 11 years	0.72% annual	02-25-2021	100,000,000	01-26-2024
US Bonds	USD	27,000,000	7 years	2.05% annual	06-09-2021	27,000,000	06-09-2028
US Bonds	USD	16,000,000	5 years	1.64% annual	07-15-2021	16,000,000	07-15-2026
US Bonds	USD	500,000,000	10 years	3.18% annual	10-21-2021	500,000,000	10-26-2031
Total		693,000,000				693,000,000
JPY Bonds	JPY	10,000,000,000	5 years	0.35% annual	05-13-2021	10,000,000,000	05-13-2026
JPY Bonds	JPY	2,000,000,000	4 years	0.40% annual	07-12-2021	2,000,000,000	07-12-2025
JPY Bonds	JPY	10,000,000,000	4 years	0.42% annual	07-13-2021	10,000,000,000	07-28-2025
JPY Bonds	JPY	3,000,000,000	4 and 5 months	0.48% annual	11-08-2021	3,000,000	05-18-2026
Total		25,000,000,000				25,000,000,000
CHF Bonds	CHF	150,000,000	6 years	0.33 annual	06-22-2021	150,000,000	06-22-2027
CHF Bonds	CHF	190,000,000	5 years	0.30 annual	10-12-2021	190,000,000	10-22-2026
Total		340,000,000				340,000,000

Series	Currency	Amount	Term	Issuance rate	Series approval date	Series maximum amount	Maturity date
W1	UF	1,996,000	5 and 3 months	1.55% annual	02-04-2018	2,000,000	06-01-2025
Total	UF	1,996,000				2,000,000
US Bonds	USD	742,500,000	5 years	2.70% annual	01-07-2020	750,000,000	01-07-2025
Total	USD	742,500,000				750,000,000

Series	Currency	Amount	Term	Issuance rate	Series approval date	Series maximum amount	Maturity date
USD Bond	USD	200,000,000	10 years	3.79%	01-21-2020	200,000,000	01-21-2030
Total USD		200,000,000				200,000,000
USTDH20914	UF	3,000,000	14 years y 5 months	3.00%	04-07-2020	3,000,000	09-01-2034
USTDH30914	UF	3,000,000	19 years y 5 months	3.15%	04-07-2020	3,000,000	09-01-2039
USTDW20320	UF	5,000,000	15 years y 3 months	3.50%	06-19-2020	5,000,000	09-01-2035
Total UF		11,000,000				11,000,000

Schedule of partial repurchase
Date	Type	Currency	Amount
02-18-2021	Senior	UF	8,000
02-18-2021	Senior	CLP	14,720,000,000
02-22-2021	Senior	CLP	500,000,000
02-22-2021	Senior	CLP	150,000,000
02-24-2021	Senior	UF	300,000
03-04-2021	Senior	UF	519,000
03-05-2021	Senior	CLP	300,000,00
03-05-2021	Senior	CLP	1,900,000,000
03-22-2021	Senior	UF	50,000
03-24-2021	Senior	UF	150,000
03-24-2021	Senior	UF	7,000
06-01-2021	Senior	UF	107,000
06-15-2021	Senior	UF	1,000
06-17-2021	Senior	CLP	970,000,000
06-23-2021	Senior	UF	105,000
06-23-2021	Senior	UF	50,000
06-24-2021	Senior	UF	21,000
06-24-2021	Senior	UF	278,000
06-24-2021	Senior	UF	20,000
06-24-2021	Senior	UF	100,000
07-06-2021	Senior	UF	1,000,000
07-07-2021	Senior	UF	340,000
07-09-2021	Senior	UF	312,000
07-20-2021	Senior	UF	194,000
07-21-2021	Senior	UF	150,000
07-21-2021	Senior	UF	100,000
07-22-2021	Senior	UF	100,000
07-22-2021	Senior	UF	25,000
07-22-2021	Senior	UF	57,000
08-09-2021	Senior	UF	4,500,000
08-10-2021	Senior	UF	710,000
08-13-2021	Senior	CLP	61,000,000,000
10-01-2021	Senior	CLP	5,950,000,000
10-05-2021	Senior	UF	704,000
10-05-2021	Senior	CLP	3,720,000,000
10-05-2021	Senior	UF	4,200,000,000
10-05-2021	Senior	UF	89,000
10-05-2021	Senior	UF	150,000
10-06-2021	Senior	UF	18,000
10-06-2021	Senior	UF	138,000
10-06-2021	Senior	UF	420,000
10-07-2021	Senior	UF	1,000,000
10-26-2021	Senior	UF	318,000
10-26-2021	Senior	UF	1,500,000
10-26-2021	Senior	UF	167,000
10-26-2021	Senior	UF	489,000
10-26-2021	Senior	UF	100,000
10-26-2021	Senior	CLP	50,600,000,000
10-27-2021	Senior	CLP	3,760,000,000
10-27-2021	Senior	UF	1,874,000
10-28-2021	Senior	CLP	12,340,000,000
10-29-2021	Senior	CLP	3,500,000,000
11-15-2021	Senior	UF	205,000
11-16-2021	Senior	CLP	30,000,000,000
12-06-2021	Senior	UF	119,000
12-06-2021	Senior	UF	20,000
12-07-2021	Senior	UF	31,000
12-09-2021	Senior	UF	10,000
12-15-2021	Senior	UF	340,000

Date	Type	Currency	Amount
01-02-2020	Senior	UF	357,000
01-03-2020	Senior	UF	300,000
01-09-2020	Senior	UF	60,000
01-09-2020	Senior	UF	27,000
01-13-2020	Senior	CLP	50,000,000
01-14-2020	Senior	UF	109,000
01-14-2020	Senior	CLP	9,820,000,000
01-14-2020	Senior	UF	131,000
01-14-2020	Senior	UF	322,000
01-15-2020	Senior	USD	2,490,000
01-15-2020	Senior	UF	47,000
01-16-2020	Senior	CLP	400,000,000
01-16-2020	Senior	UF	1,000
01-17-2020	Senior	UF	28,000
01-20-2020	Senior	UF	74,000
01-21-2020	Senior	UF	171,000
01-21-2020	Senior	UF	181,000
01-21-2020	Senior	CLP	330,000,000
01-22-2020	Senior	CLP	11,430,000,000
01-24-2020	Senior	UF	2,000
01-29-2020	Senior	UF	1,000
01-29-2020	Senior	CLP	120,000,000
01-30-2020	Senior	CLP	10,000,000
01-31-2020	Senior	UF	40,000
02-06-2020	Senior	CLP	6,000,000,000
02-07-2020	Senior	CLP	1,180,000,000
02-11-2020	Senior	CLP	7,430,000,000
02-12-2020	Senior	CLP	2,520,000,000
02-13-2020	Senior	CLP	10,000,000,000
02-17-2020	Senior	UF	2,000
02-17-2020	Senior	UF	15,000
02-18-2020	Senior	UF	50,000
02-18-2020	Senior	UF	4,000
02-20-2020	Senior	UF	350,000
02-20-2020	Senior	UF	115,000
02-21-2020	Senior	UF	57,000
02-21-2020	Senior	UF	24,000
02-24-2020	Senior	UF	250,000
02-24-2020	Senior	UF	10,000
02-26-2020	Senior	UF	169,000
02-26-2020	Senior	UF	1,000
02-27-2020	Senior	UF	180,000
02-27-2020	Senior	UF	11,000
02-27-2020	Senior	CLP	6,750,000,000
03-02-2020	Senior	UF	1,000
03-05-2020	Senior	UF	2,000
03-09-2020	Senior	UF	261,000
03-09-2020	Senior	UF	150,000
03-11-2020	Senior	UF	2,000
03-17-2020	Senior	UF	850,000
03-18-2020	Senior	UF	150,000
03-19-2020	Senior	US$	5,000,000
03-23-2020	Senior	UF	95.000
03-23-2020	Senior	USD	5.000.000
03-24-2020	Senior	CLP	1.250.000.000
03-30-2020	Senior	UF	62.000
03-31-2020	Senior	UF	360.000

Date	Type	Currency	Amount
03-31-2020	Senior	UF	5.000
04-01-2020	Senior	CLP	1.000.000.000
04-02-2020	Senior	UF	5.184.000
04-02-2020	Senior	CLP	16.710.000.000
04-03-2020	Senior	CLP	32.800.000.000
04-03-2020	Senior	UF	27.000
04-06-2020	Senior	CLP	101.400.000.000
04-06-2020	Senior	UF	157.000
04-06-2020	Senior	USD	10.000.000
04-07-2020	Senior	CLP	3.990.000.000
04-07-2020	Senior	UF	6.659.000
04-07-2020	Senior	USD	10.000.000
04-08-2020	Senior	CLP	210.000.000
04-13-2020	Senior	CLP	970.000.000
04-14-2020	Senior	CLP	2.000.000.000
04-17-2020	Senior	CLP	11.900.000.000
05-05-2020	Senior	USD	49.000.000
05-14-2020	Senior	USD	47.000.000
06-02-2020	Senior	CLP	6.020.000.000
06-03-2020	Senior	UF	100.000
06-03-2020	Senior	CLP	10.750.000.000
06-05-2020	Senior	USD	5.000.000
06-08-2020	Senior	CLP	23.000.000.000
06-12-2020	Senior	CLP	150.000.000
06-16-2020	Senior	CHF	12.160.000
06-17-2020	Senior	CHF	36.785.000
06-19-2020	Senior	CLP	112.490.000.000
06-22-2020	Senior	CLP	1.500.000.000
06-26-2020	Senior	CLP	3.500.000.000
07-02-2020	Senior	CLP	4.620.000.000
07-10-2020	Senior	CHF	2.000.000
07-10-2020	Senior	CLP	500.000.000
07-15-2020	Senior	CLP	490.000.000
07-17-2020	Senior	UF	1.000
07-17-2020	Senior	CLP	29.780.000.000
08-13-2020	Senior	UF	345.000
08-14-2020	Senior	USD	3.350.000
08-21-2020	Senior	UF	100.000
08-21-2020	Senior	UF	77.000
08-24-2020	Senior	UF	11.000
08-25-2020	Senior	UF	14.000
09-09-2020	Senior	UF	24.000
09-09-2020	Senior	UF	70.000
09-09-2020	Senior	UF	45.000
09-10-2020	Senior	UF	210.000
09-23-2020	Senior	USD	5.000.000
09-28-2020	Senior	UF	50.000
09-29-2020	Senior	UF	1.000
09-30-2020	Senior	UF	43.000
10-01-2020	Senior	UF	4,000
10-06-2020	Senior	UF	1,000
10-06-2020	Senior	UF	1,000
10-06-2020	Senior	CLP	50,000,000
10-06-2020	Senior	UF	1,000
10-06-2020	Senior	UF	1,000
10-15-2020	Senior	UF	2,000
10-20-2020	Senior	CHF	2,000,000
10-01-2020	Senior	USD	5,153,000

Date	Type	Currency	Amount
10-19-2020	Senior	USD	20,000,000
11-16-2020	Senior	USD	1,000,000
11-18-2020	Senior	USD	10,000,000
11-15-2020	Senior	USD	477,510,000

Schedule of maturities of senior bonds
	As of December 31,
	2021	2020
	MCh$	MCh$
Due within 1 year	1,158,301	1,124,558
Due after 1 year but within 2 years	511,144	1,047,241
Due after 2 year but within 3 years	1,285,409	742,081
Due after 3 year but within 4 years	1,549,769	1,228,524
Due after 4 year but within 5 years	616,750	1,250,897
Due after 5 years	1,725,461	1,356,688
Total senior bonds	6,846,834	6,749,989

Schedule of mortgage bonds per currency
	As of December 31,
	2021 MCh$	2020 MCh$
Mortgage bonds in UF	81,110	84,335
Total mortgage bonds	81,110	84,335

Schedule of mortgage finance bonds
	As of December 31,
	2021	2020
	MCh$	MCh$
Due within 1 year	6,041	5,465
Due after 1 year but within 2 years	9,698	8,773
Due after 2 year but within 3 years	10,011	9,056
Due after 3 year but within 4 years	10,334	9,348
Due after 4 year but within 5 years	10,667	9,649
Due after 5 years	34,359	42,044
Total Mortgage bonds	81,110	84,335

	As of December 31,
	2021	2020
	MCh$	MCh$
Due within 1 year	-	-
Due after 1 year but within 2 years	-	-
Due after 2 year but within 3 years	-	-
Due after 3 year but within 4 years	-	-
Due after 4 year but within 5 years	180,439	-
Due after 5 years	1,281,198	1,357,539
Total subordinated bonds	1,461,637	1,357,539

Schedule of subordinated bonds per currency
	As of December 31,
	2021	2020
	MCh$	MCh$
Subordinated bonds denominated in USD	230,118	202,634
Subordinated bonds denominated in UF	1,231,519	1,154,905
Total subordinated bonds	1,461,637	1,357,539

Schedule of other financial liabilities
	As of December 31,
	2021	2020
	MCh$	MCh$
Non-current portion:
Due after 1 year but within 2 years	48	42
Due after 2 year but within 3 years	53	47
Due after 3 year but within 4 years	58	50
Due after 4 year but within 5 years	57	55
Due after 5 years	45	96
Non-current portion subtotal	261	290
Current portion:
Amounts due to credit card operators	149,894	134,790
Acceptance of letters of credit	159	1,460
Other long-term financial obligations, short-term portion	32,593	47,778
Current portion subtotal	182,646	184,028

Total other financial liabilities	182,907	184,318